Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
(Loss)/ Income attributable to equity holders of the Group	$ (253,053)	$ 9,099	$ 7,125
Weighted average number of shares (thousands)	160,022	160,022	158,848
Basic earnings per share of the year	$ (1.58)	$ 0.06	$ 0.04
Weighted average number of shares outstanding	160,748	160,022	158,848
Weighted average number of treasury shares	(726)
Weighted average number of shares used as the denominator	160,022	160,022	158,848